                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-6324

Exact name of registrant as specified in charter:

                  Delaware Group Global and International Funds

Address of principal executive offices:

2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:

Richelle S. Maestro, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant's telephone number, including area code:  (800) 523-1918

Date of fiscal year end: November 30

Date of reporting period: May 31, 2003

Item 1.  Reports to Stockholders


                                          Delaware
                                          Investments(SM)
                                          --------------------------------------
INTERNATIONAL                             A member of Lincoln Financial Group(R)












Semiannual Report 2003
--------------------------------------------------------------------------------
                  DELAWARE INTERNATIONAL VALUE EQUITY FUND

                  DELAWARE EMERGING MARKETS FUND

                  DELAWARE INTERNATIONAL SMALL CAP VALUE FUND





[LOGO] POWERED BY RESEARCH.(SM)

Table
   OF CONTENTS

--------------------------------------------------------------
FINANCIAL STATEMENTS:
   Statements of Net Assets                                 1
   Statements of Assets and Liabilities                     7
   Statements of Operations                                 8
   Statements of Changes in Net Assets                      9
   Financial Highlights                                    12
   Notes to Financial Statements                           24
--------------------------------------------------------------






Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor.

(C) 2003 Delaware Distributors, L.P.

Statements                              Delaware International Value Equity Fund
   OF NET ASSETS                        May 31, 2003 (Unaudited)




                                                   Number of         Market
                                                    Shares        Value (U.S.$)
--------------------------------------------------------------------------------
Common Stock - 95.40%
--------------------------------------------------------------------------------
Australia - 12.58%
   Amcor                                           1,040,277        $ 5,589,281
   Coles Myer                                      1,595,382          6,985,092
   CSR                                               497,376            602,854
   Foster's Group                                  2,089,670          5,845,752
   National Australia Bank                           306,092          6,636,752
   Orica                                             247,101          1,618,106
   Rinker Group                                      106,941            320,565
   Telstra                                         1,348,546          3,977,952
                                                                   ------------
                                                                     31,576,354
                                                                   ------------
Belgium - 1.08%
   Electrabel                                         10,608          2,700,118
                                                                   ------------
                                                                      2,700,118
                                                                   ------------
Finland - 1.10%
   UPM-Kymmene Oyj                                   196,882          2,759,156
                                                                   ------------
                                                                      2,759,156
                                                                   ------------
France - 7.74%
  *Compagnie de Saint-Gobain                         121,508          4,607,052
  *Societe Generale                                  129,372          7,892,048
   Total Fina Elf - Class B                           47,090          6,924,195
                                                                   ------------
                                                                     19,423,295
                                                                   ------------
Germany - 4.99%
  *Bayer                                             196,483          4,010,189
  *Bayerische Hypo-Und Vereinsbank                   167,913          2,300,769
  *RWE                                               214,704          6,224,719
                                                                   ------------
                                                                     12,535,677
                                                                   ------------
Hong Kong - 3.00%
   Hong Kong Electric                                983,000          3,920,026
   Wharf Holdings                                  1,872,514          3,612,490
                                                                   ------------
                                                                      7,532,516
                                                                   ------------
Italy - 3.52%
  *IntesaBci                                       2,778,934          8,837,818
                                                                   ------------
                                                                      8,837,818
                                                                   ------------
Japan - 16.38%
   Canon                                             228,000          9,708,611
   Eisai                                             199,800          4,165,913
   Hitachi                                         1,063,000          4,193,038
  *Kinki Coca-Cola Bottling                          107,000            615,493
   Matsushita Electric Industrial                    459,000          4,229,331
   Millea Holdings                                       343          2,494,747
   Murata Manufacturing                              129,900          5,074,246
   Takeda Chemical Industries                         56,000          2,200,689
   Toyota Motor                                      236,400          5,643,717
   West Japan Railway                                    775          2,798,355
                                                                   ------------
                                                                     41,124,140
                                                                   ------------

                                                   Number of         Market
                                                    Shares        Value (U.S.$)
--------------------------------------------------------------------------------
Common Stock (continued)
--------------------------------------------------------------------------------
   Netherlands - 6.40%
   ING Groep                                         263,237        $ 4,214,919
   Reed Elsevier                                     346,774          4,129,484
   Royal Dutch Petroleum                             169,739          7,730,835
                                                                   ------------
                                                                     16,075,238
                                                                   ------------
New Zealand - 2.00%
   Carter Holt Harvey                                346,669            318,414
  *Telecom Corporation of New Zealand              1,532,564          4,701,722
                                                                   ------------
                                                                      5,020,136
                                                                   ------------
Singapore - 2.45%
   Jardine Matheson Holdings                         353,887          2,141,016
   Overseas Chinese Banking                          755,000          4,004,381
                                                                   ------------
                                                                      6,145,397
                                                                   ------------
South Africa - 1.53%
   Sanlam                                          1,510,763          1,229,629
   Sasol                                             221,230          2,599,606
                                                                   ------------
                                                                      3,829,235
                                                                   ------------
South Korea - 1.45%
   POSCO ADR                                         158,396          3,636,772
                                                                   ------------
                                                                      3,636,772
                                                                   ------------
Spain - 6.77%
   Banco Santander Central
     Hispanoamericano                                508,342          4,069,861
  *Endesa                                             86,752          1,391,666
  *Iberdrola                                         256,751          4,487,388
  +Telefonica                                        621,805          7,045,663
                                                                   ------------
                                                                     16,994,578
                                                                   ------------
United Kingdom - 24.41%
   Aviva                                             289,104          2,106,102
   BG Group                                        1,229,510          5,472,276
   Boots                                             673,697          6,807,404
   Brambles Industries                             1,321,099          3,429,991
  +British Airways                                   988,258          2,284,231
   Cable & Wireless                                  468,500            782,918
   GKN                                               531,645          1,775,295
   GlaxoSmithKline                                   403,118          8,042,120
   GUS                                               632,856          6,519,928
   HBOS                                              652,396          7,598,651
  +Intercontinental Hotels Group                     501,038          3,548,235
   Lloyds TSB Group                                  695,686          5,083,055
  +Mitchells & Butlers                               501,038          1,732,048
   Rio Tinto                                         307,692          6,089,434
                                                                   ------------
                                                                     61,271,688
                                                                   ------------
Total Common Stock (cost $242,800,228)                              239,462,118
                                                                   ------------

Statements                              Delaware International Value Equity Fund
   OF NET ASSETS (CONTINUED)

                                                   Number of         Market
                                                    Shares        Value (U.S.$)
--------------------------------------------------------------------------------
Repurchase Agreements - 2.78%
--------------------------------------------------------------------------------
With BNP Paribas 1.24% 6/2/03
   (dated 5/30/03, collateralized by
   $2,394,000 U.S. Treasury Bills due
   8/28/03, market value $2,387,494)               2,340,000         $2,340,000
With Cantor Fitzgerald 1.24% 6/2/03
   (dated 5/30/03, collateralized by
   $780,000 U.S. Treasury Notes 5.25%
   due 5/15/04, market value $812,399
   and $360,000 U.S. Treasury Notes
   7.25% due 5/15/04, market
   value $381,450)                                 1,170,000          1,170,000
With J. P. Morgan Securities 1.18%
   6/2/03 (dated 5/30/03, collateralized
   by $592,000 U.S. Treasury Notes
   2.125% due 8/31/04, market
   value $602,240)                                   590,000            590,000
With UBS Warburg 1.24% 6/2/03
   (dated 5/30/03, collateralized by
   $2,680,000 U.S. Treasury Notes
   7.875% due 11/15/04, market
   value $2,944,894)                               2,887,000          2,887,000
                                                                   ------------
Total Repurchase Agreements
   (cost $6,987,000)                                                  6,987,000
                                                                   ------------

Total Market Value of Securities - 98.18%
   (cost $249,787,228)                                              246,449,118
Short-Term Securities Held as Collateral for
   Loaned Securities - 17.36%++                                      43,578,110
Obligation to Return Securities Lending
   Collateral - (17.36%)++                                          (43,578,110)
Receivables and Other Assets
   Net of Liabilities - 1.82%                                         4,575,737
                                                                   ------------
Net Assets Applicable to 22,232,133 Shares
   Outstanding - 100.00%                                           $251,024,855
                                                                   ============

Net Asset Value - Delaware International
   Value Equity Fund Class A
   ($135,112,097 / 11,962,298 Shares)                                    $11.29
                                                                         ------
Net Asset Value - Delaware International
   Value Equity Fund Class B
   ($26,092,099 / 2,319,794 Shares)                                      $11.25
                                                                         ------
Net Asset Value - Delaware International
   Value Equity Fund Class C
   ($19,793,711 / 1,762,008 Shares)                                      $11.23
                                                                         ------
Net Asset Value - Delaware International
   Value Equity Fund Class R
   ($11.29 / 1 Share)                                                    $11.29
                                                                         ------
Net Asset Value - Delaware International
   Value Equity Fund Institutional Class
   ($70,026,937 / 6,188,032 Shares)                                      $11.32
                                                                         ------

--------------------------------------------------------------------------------
Components of Net Assets at May 31, 2003:
Shares of beneficial interest
   (unlimited authorization - no par)                              $253,999,651
Undistributed net investment income**                                 3,016,626
Accumulated net realized loss on investments                         (2,663,208)
Net unrealized depreciation of investments
   and foreign currencies                                            (3,328,214)
                                                                   ------------
Total net assets                                                   $251,024,855
                                                                   ============

 +Non-income producing security for the period ended May 31, 2003.

 *Security is partially or fully on loan.

**Undistributed net investment income includes net realized gains (losses) on foreign currencies. Net realized gains (losses) on foreign currencies are treated as net investment income in accordance with provisions of the Internal Revenue Code.

++See Note #8 in "Notes to the Financial Statements."

Abbreviation
ADR - American Depositary Receipts

Net Asset Value and Offering Price per Share -
   Delaware International Value Equity Fund
Net asset value Class A (A)                                              $11.29
Sales charge (5.75% of offering price, or 6.11% of
   amount invested per share) (B)                                          0.69
                                                                         ------
Offering price                                                           $11.98
                                                                         ======

(A) Net asset value per share, as illustrated, is the estimated amount which would be paid upon redemption or repurchase of shares.

(B)  See the current prospectus for purchases of $50,000 or more.

See accompanying notes

Statements                                        Delaware Emerging Markets Fund
   OF NET ASSETS (CONTINUED)                      May 31, 2003 (Unaudited)

                                                   Number of         Market
                                                    Shares        Value (U.S.$)
--------------------------------------------------------------------------------
Common Stock - 84.46%
--------------------------------------------------------------------------------
Brazil - 9.54%
   Aracruz Celulose ADR                               11,625         $  231,105
   Brasil Telecom                                    459,573              1,944
   Cia Vale do Rio Doce ADR                           12,400            372,000
   Companhia Siderurgica Nacional                  3,100,000             59,203
   Empresa Brasiliera de Aeronautica ADR              24,822            366,125
   Gerdau Metalurgica                                 37,440            422,658
   Petroleo Brasileiro Petrobras                      17,643            312,728
   Votorantim Celulose e Papel ADR                     7,500            142,125
                                                                     ----------
                                                                      1,907,888
                                                                     ----------
Chile - 0.95%
   AFP Provida ADR                                     7,731            189,332
                                                                     ----------
                                                                        189,332
                                                                     ----------
China - 7.77%
   Beijing Capital International Airport           1,212,000            293,165
   Chaoda Modern Agriculture                       1,926,000            227,241
   China Rare Earth Holdings                       1,248,000            106,623
   Guangshen Railway                               1,504,000            266,008
   Yanzhou Coal Mining - Class H                     802,000            353,512
   Zhejiang Expressway                               746,000            307,482
                                                                     ----------
                                                                      1,554,031
                                                                     ----------
Croatia - 1.91%
   Pliva d.d. GDR                                     28,322            382,064
                                                                     ----------
                                                                        382,064
                                                                     ----------
Czech Republic - 1.09%
   CEZ                                                51,437            218,875
                                                                     ----------
                                                                        218,875
                                                                     ----------
Egypt - 1.32%
   Mobinil - Egyptian Mobile Netork                   31,546            264,036
                                                                     ----------
                                                                        264,036
                                                                     ----------
Estonia - 2.69%
   Eesti Telekom GDR                                   3,067             68,624
  #Eesti Telekom GDR 144A                              8,329            185,731
   Hansabank                                          13,188            284,287
                                                                     ----------
                                                                        538,642
                                                                     ----------
Hungary - 1.61%
  #Gedeon Richter GDR 144A                             2,068            154,114
   OTP Bank                                           14,812            167,673
                                                                     ----------
                                                                        321,787
                                                                     ----------
India - 5.14%
   GAIL India GDR                                     11,192            144,377
  #GAIL India GDR 144A                                32,039            420,281
  +ICICI Bank ADR                                     47,303            318,822
   Videsh Sanchar Nigam ADR                           36,017            144,068
                                                                     ----------
                                                                      1,027,548
                                                                     ----------
Indonesia - 2.51%
   Astra Agro Lestari Tbk                          1,053,500            202,840
   HM Sampoerna Tbk                                  645,500            299,058
                                                                     ----------
                                                                        501,898
                                                                     ----------

                                                   Number of         Market
                                                    Shares        Value (U.S.$)
--------------------------------------------------------------------------------
Common Stock (continued)
--------------------------------------------------------------------------------
Israel - 1.25%
  +Bank Hapoalim                                     116,708         $  250,249
                                                                     ----------
                                                                        250,249
                                                                     ----------
Malaysia - 2.51%
   IOI Corporation Berhad                            185,000            248,162
  +PLUS Expressways Berhad                           395,000            253,728
                                                                     ----------
                                                                        501,890
                                                                     ----------
Mexico - 5.37%
   Cemex de C.V                                       83,427            368,679
   Grupo Continental                                 128,100            210,630
   Grupo Elektra de C.V                               57,160            157,565
   Telefonos de Mexico de C.V. ADR                    10,300            312,090
  +Tenaris                                            10,438             24,230
                                                                     ----------
                                                                      1,073,194
                                                                     ----------
Poland - 0.53%
   Bank Pekao                                          4,246            105,169
                                                                     ----------
                                                                        105,169
                                                                     ----------
Russia - 4.61%
   LUKOIL ADR                                          4,172            307,226
  +MMC Norilsk Nickel ADR                              8,600            239,080
  +OAO Gazprom ADR                                     6,023            109,016
   YUKOS ADR                                           5,348            266,092
                                                                     ----------
                                                                        921,414
                                                                     ----------
South Africa - 14.33%
   ABSA Group                                         49,320            211,374
   African Bank Investments                          281,525            215,144
   Alexander Forbes                                   98,487            137,507
   Aspen Pharmacare Holdings                         217,930            203,644
   Impala Platinum Holdings                            5,339            325,082
   Kumba Resources                                   110,935            446,356
   Nampak                                            185,637            276,074
   Network Healthcare Holdings                       435,302            176,878
   Sanlam                                            130,731            106,404
   Sappi                                              11,450            140,487
   Sasol                                              40,323            473,822
  +Telkom                                             36,660            150,329
                                                                     ----------
                                                                      2,863,101
                                                                     ----------
   South Korea - 11.64%
   Hyundai Motor                                      16,120            388,323
   Kookmin Bank                                       12,580            361,134
   KT ADR                                             20,779            398,749
  #KT&G GDR 144A                                      47,816            393,048
   POSCO                                               3,900            355,258
   Samsung Electronics                                 1,580            428,468
                                                                     ----------
                                                                      2,324,980
                                                                     ----------

Statements                                        Delaware Emerging Markets Fund
   OF NET ASSETS (CONTINUED)

                                                   Number of         Market
                                                    Shares        Value (U.S.$)
--------------------------------------------------------------------------------
Common Stock (continued)
--------------------------------------------------------------------------------
Taiwan - 6.01%
   Asustek Computer                                  187,000        $   440,046
   China Steel GDR                                    18,641            213,439
   President Chain Store                             256,012            340,857
  +Yageo GDR                                         182,468            206,189
                                                                    -----------
                                                                      1,200,531
                                                                    -----------
Thailand - 3.68%
   PTT PCL                                           316,400            401,753
   Thai Union Frozen Products PCL                    616,500            333,964
                                                                    -----------
                                                                        735,717
                                                                    -----------
Total Common Stock (cost $14,981,994)                                16,882,346
                                                                    -----------
                                                   Principal
                                                    Amount
--------------------------------------------------------------------------------
Repurchase Agreements - 5.27%
--------------------------------------------------------------------------------
With BNP Paribas 1.24% 6/2/03
   (dated 5/30/03, collateralized
   by $361,000 U.S. Treasury Bills due
   8/28/03, market value $360,157)                  $353,000            353,000
With Cantor Fitzgerald 1.24% 6/2/03
   (dated 5/30/03, collateralized
   by $118,000 U.S. Treasury Notes
   5.25% due 5/15/04, market value
   $122,552 and $54,000 U.S. Treasury
   Notes 7.25% due 5/15/04, market
   value $57,542)                                    176,500            176,500
With J. P. Morgan Securities 1.18%
   6/2/03 (dated 5/30/03, collateralized
   by $89,000 U.S. Treasury Notes 2.125%
   due 8/31/04, market value $90,849)                 89,000             89,000
With UBS Warburg 1.24% 6/2/03
   (dated 5/30/03, collateralized by
   $404,000 U.S. Treasury Notes 7.875%
   due 11/15/04, market value $444,242)              435,500            435,500
                                                                    -----------
Total Repurchase Agreements
   (cost $1,054,000)                                                  1,054,000
                                                                    -----------

Total Market Value of Securities - 89.73%
   (cost $16,035,994)                                                17,936,346
Receivables and Other Assets Net
   of Liabilities - 10.27%*                                           2,053,611
                                                                    -----------
Net Assets Applicable to 2,541,873 Shares
   Outstanding - 100.00%                                            $19,989,957
                                                                    ===========

-------------------------------------------------------------------------------
Net Asset Value - Delaware Emerging Markets
   Fund Class A
   ($11,072,279 / 1,403,397 Shares)                                       $7.89
                                                                          -----
Net Asset Value - Delaware Emerging Markets
   Fund Class B
   ($3,531,620 / 453,322 Shares)                                          $7.79
                                                                          -----
Net Asset Value - Delaware Emerging Markets
   Fund Class C
   ($1,936,255 / 248,873 Shares)                                          $7.78
                                                                          -----
Net Asset Value - Delaware Emerging Markets Fund
   Institutional Class
   ($3,449,803 / 436,281 Shares)                                          $7.91
                                                                          -----

Components of Net Assets at May 31, 2003:
Shares of beneficial interest
   (unlimited authorization - no par)                               $26,067,512
Undistributed net investment income**                                   174,568
Accumulated net realized loss on investments                         (8,154,392)
Net unrealized appreciation of investments
   and foreign currencies                                             1,902,269
                                                                    -----------
Total net assets                                                    $19,989,957
                                                                    ===========

  +Non-income producing security for the period ended May 31, 2003.

  *Of this amount $2,171,376 represents subscriptions receivable as of May 31, 2003.

 **Undistributed net investment income includes net realized gains (losses) on foreign currencies. Net realized gains (losses) on foreign currencies are treated as net investment income in accordance with provisions of the Internal Revenue Code.

  #Securities exempt from registration under Rule 144A of the Securities Act of 1933. See Note 9 in "Notes to Financial Statements."

Summary of Abbreviations
ADR -- American Depositary Receipts
GDR -- Global Depositary Receipts

Net Asset Value and Offering Price per Share -
   Delaware Emerging Markets Fund
Net asset value Class A (A)                                               $7.89
Sales charge (5.75% of offering price, or
   6.08% of amount invested per share) (B)                                 0.48
                                                                          -----
Offering price                                                            $8.37
                                                                          =====

(A) Net asset value per share, as illustrated, is the estimated amount which would be paid upon redemption or repurchase of shares.

(B)  See the current prospectus for purchases of $50,000 or more.

See accompanying notes

Statements                           Delaware International Small Cap Value Fund
   OF NET ASSETS (CONTINUED)         May 31, 2003 (Unaudited)

                                                   Number of         Market
                                                    Shares        Value (U.S.$)
--------------------------------------------------------------------------------
Common Stock - 78.87%
--------------------------------------------------------------------------------
Australia - 3.04%
   Mayne Group                                        96,009         $  161,416
   QBE Insurance Group                                59,115            345,930
                                                                     ----------
                                                                        507,346
                                                                     ----------
++China - 7.07%
   China Shipping Development                        650,000            204,199
   Cafe de Coral Holdings                            146,000             99,221
   Cosco Pacific                                     320,000            320,052
   Hung Hing Printing Group                          240,000            156,948
   JCG Holdings                                      230,000            111,332
   SmarTone Telecommunications Holdings              243,000            288,219
                                                                     ----------
                                                                      1,179,971
                                                                     ----------
Denmark - 1.35%
   Bang & Olufsen - Class B                            8,978            226,137
                                                                     ----------
                                                                        226,137
                                                                     ----------
Finland - 0.40%
   Huhtamaki Oyj                                       6,376             67,267
                                                                     ----------
                                                                         67,267
                                                                     ----------
France - 8.66%
   Boiron                                              1,266            113,164
   Carbone Lorraine                                    4,259            101,487
  +Egide                                               2,995            132,625
   Fimalac                                             3,633            104,687
   Manitou                                             1,577            101,086
  +Neopost                                             7,391            268,872
   Nexans                                             14,069            250,360
   Norbert Dentressangle                               3,054             86,925
   Remy Cointreau                                      9,525            286,793
                                                                     ----------
                                                                      1,445,999
                                                                     ----------
Germany - 8.46%
   Bilfinger Berger                                   10,425            278,333
   Fraport                                            12,210            277,163
   Hugo Boss                                          17,965            262,006
   Jenoptik                                           22,693            272,509
   Rhoen-Klinikum                                      5,379            225,856
   Zapf Creation                                       2,653             97,354
                                                                     ----------
                                                                      1,413,221
                                                                     ----------
Ireland - 3.38%
   Fyffes                                            109,722            198,736
  +Icon ADR                                            7,552            207,680
   Kingspan Group                                     53,874            158,410
                                                                     ----------
                                                                        564,826
                                                                     ----------
Japan - 11.15%
   Air Water                                          72,000            285,941
   Arc Land Sakamoto                                   6,300             51,567
   Aronkasei                                          26,000             70,649
   Fancl                                               4,400            136,850
   Hamamatsu Photonics                                11,600            166,331
   Kayaba Industry                                    76,000            183,638

                                                   Number of         Market
                                                    Shares        Value (U.S.$)
--------------------------------------------------------------------------------
Common Stock (continued)
--------------------------------------------------------------------------------
Japan (continued)
   Miyachi Technos                                    18,200         $  152,168
   Otsuka Kagu                                         5,700            109,611
   Takara Printing                                    15,000            103,967
   Ushio                                              31,000            359,493
   Yakult Honsha                                      19,000            241,461
                                                                     ----------
                                                                      1,861,676
                                                                     ----------
Netherlands - 2.43%
   Athlon Groep                                       10,856            105,977
   ICT Automatisering                                 11,198             98,779
  +Qiagen                                             14,419            136,858
   Stork                                               5,587             64,003
                                                                     ----------
                                                                        405,617
                                                                     ----------
New Zealand - 0.94%
   Restaurant Brands New Zealand                      72,452             57,726
   The Warehouse Group                                39,640             98,410
                                                                     ----------
                                                                        156,136
                                                                     ----------
Singapore - 3.92%
   MobileOne                                         171,000            126,185
   Singapore Airport Terminal Services               247,000            244,921
   SMRT                                              832,000            282,993
                                                                     ----------
                                                                        654,099
                                                                     ----------
Spain - 2.20%
   Aldeasa                                            11,083            209,999
   Viscofan                                           21,231            158,065
                                                                     ----------
                                                                        368,064
                                                                     ----------
Switzerland - 1.16%
   Lindt & Spruengli                                      28            193,052
                                                                     ----------
                                                                        193,052
                                                                     ----------
United Kingdom - 24.71%
   Aga Foodservice Group                              69,384            227,919
   Arriva                                             55,897            328,768
   Body Shop International                           102,505            146,947
   Cobham                                             17,218            355,717
   Greene King                                        21,856            272,139
   IMI                                                61,650            310,588
   Laird Group                                        77,136            261,598
   Nestor Healthcare Group                            52,953            199,538
   Northern Foods                                    166,869            427,171
   Pennon Group                                       29,462            322,196
   Persimmon                                          24,999            187,993
   Rexam                                              31,372            194,286
   Selfridges                                         30,021            192,559
   Serco Group                                       104,383            299,278
   Spirax-Sarco Engineering                           29,952            230,147
   TT electronics                                     91,821            168,487
                                                                     ----------
                                                                      4,125,331
                                                                     ----------
Total Common Stock (cost $12,718,168)                                13,168,742
                                                                     ----------

Statements                           Delaware International Small Cap Value Fund
   OF NET ASSETS (CONTINUED)



                                                   Number of         Market
                                                    Shares        Value (U.S.$)
--------------------------------------------------------------------------------
Warrants - 0.01%
--------------------------------------------------------------------------------
  +Fimalac                                               661           $  1,633
                                                                     ----------
Total Warrants (cost $0)                                                  1,633
                                                                     ----------
                                                          Principal
                                                           Amount
--------------------------------------------------------------------------------
Repurchase Agreements - 8.77%
--------------------------------------------------------------------------------
With BNP Paribas 1.24% 6/2/03
   (dated 5/30/03, collateralized
   by $502,000 U.S. Treasury Bills due
   8/28/03, market value $500,256)                  $490,400            490,400
With Cantor Fitzgerald 1.24% 6/2/03
   (dated 5/30/03, collateralized by
   $163,000 U.S. Treasury Notes 5.25%
   due 5/15/04, market value $170,224
   and $75,000 U.S. Treasury Notes 7.25%
   due 5/15/04, market value $79,926)                245,000            245,000
With J. P. Morgan Securities 1.18% 6/2/03
   (dated 5/30/03, collateralized by
   $124,000 U.S. Treasury Notes 2.125%
   due 8/31/04, market value $126,189)               123,700            123,700
With UBS Warburg 1.24% 6/2/03
   (dated 5/30/03, collateralized by
   $561,000 U.S. Treasury Notes 7.875%
   due 11/15/04, market value $617,049)              604,900            604,900
                                                                    -----------
Total Repurchase Agreements
   (cost $1,464,000)                                                  1,464,000
                                                                    -----------

Total Market Value of Securities - 87.65%
   (cost $14,182,168)                                                14,634,375
Receivables and Other Assets Net
   of Liabilities - 12.35%*                                           2,061,083
                                                                    -----------
Net Assets Applicable to 2,344,562 Shares
   Outstanding - 100.00%                                            $16,695,458
                                                                    ===========
Net Asset Value - Delaware International Small Cap
   Value Fund Class A
   ($8,751,766 / 1,228,984 Shares)                                        $7.12
                                                                          -----
Net Asset Value - Delaware International Small Cap
   Value Fund Class B
   ($4,514,651 / 634,743 Shares)                                          $7.11
                                                                          -----
Net Asset Value - Delaware International Small Cap
   Value Fund Class C
   ($174,361 / 24,506 Shares)                                             $7.12
                                                                          -----
Net Asset Value - Delaware International Small Cap
   Value Fund Institutional Class
   ($3,254,680 / 456,329 Shares)                                          $7.13
                                                                          -----

-------------------------------------------------------------------------------
Components of Net Assets at May 31, 2003:
Shares of beneficial interest
   (unlimited authorization - no par)                               $17,745,145
Undistributed net investment income**                                   115,890
Accumulated net realized loss on investments                         (1,621,829)
Net unrealized appreciation (depreciation) of
   investments and foreign currencies                                   456,252
                                                                    ----------
Total net assets                                                    $16,695,458
                                                                    ===========

  +Non-income producing security for the period ended May 31, 2003.

 ++Hong Kong listed securities.

  *Of this amount $1,732,529 represents cash and foreign currencies as of May 31, 2003.

 **Undistributed net investment income includes net realized gains (losses) on foreign currencies. Net realized gains (losses) on foreign currencies are treated as net investment income in accordance with provisions of the Internal Revenue Code.

Abbreviation
ADR -- American Depositary Receipts

Net Asset Value and Offering Price per Share -
   Delaware International Small Cap Value Fund
Net asset value Class A (A)                                               $7.12
Sales charge (5.75% of offering price, or 6.04% of
   amount invested per share) (B)                                          0.43
                                                                          -----
Offering price                                                            $7.55
                                                                          =====

(A) Net asset value per share, as illustrated, is the estimated amount which would be paid upon redemption or repurchase of shares.

(B)  See the current prospectus for purchases of $50,000 or more.

See accompanying notes

Statements                                          Delaware International Funds
   OF ASSETS AND LIABILITIES                        May 31, 2003 (Unaudited)

                                                       Delaware       Delaware
                                                       Emerging    International
                                                       Markets       Small Cap
                                                        Fund         Value Fund

Assets:
   Investments at market                             $17,936,346    $14,634,375
   Cash and foreign currencies                           109,412      1,732,529
   Subscriptions receivable                            2,171,376         25,454
   Receivable for securities sold                        185,089        268,990
   Dividends and interest receivable                     128,660         93,873
   Receivable from DMC                                    32,186          3,255
                                                     -----------    -----------
   Total assets                                       20,563,069     16,758,476
                                                     -----------    -----------

Liabilities:
   Payable for securities purchased                      304,919          8,365
   Liquidations payable                                  242,814             --
   Other accounts payable and accrued expenses            25,379         54,653
                                                     -----------    -----------
Total liabilities                                        573,112         63,018
                                                     -----------    -----------

Total net assets                                     $19,989,957    $16,695,458
                                                     ===========    ===========

Investments at cost                                  $16,035,994    $14,182,168
                                                     ===========    ===========

See accompanying notes

Statements                             Delaware International Funds
   OF OPERATIONS                       Six Months Ended May 31, 2003 (Unaudited)

                                                                                       Delaware         Delaware         Delaware
                                                                                     International      Emerging       International
                                                                                     Value Equity       Markets           Small Cap
                                                                                        Fund             Fund            Value Fund
Investment Income:
   Dividends                                                                        $ 5,179,953       $  382,696       $   243,434
   Foreign tax withheld                                                                (425,759)         (17,244)          (22,043)
   Interest                                                                              52,940            2,946             3,673
   Security lending income                                                               38,658               --                --
                                                                                    -----------       ----------       -----------
                                                                                      4,845,792          368,398           225,064
                                                                                    -----------       ----------       -----------

Expenses:
   Management fees                                                                      829,438           99,620            75,987
   Dividend disbursing and transfer agent fees and expenses                             464,862           66,312            16,714
   Distribution expenses - Class A                                                      147,098           12,216             7,460
   Distribution expenses - Class B                                                      118,203           15,700            18,321
   Distribution expenses - Class C                                                       76,559            8,217               499
   Custodian fees                                                                        41,624           12,838             4,448
   Accounting and administration expenses                                                44,239            3,617             3,020
   Reports and statements to shareholders                                                45,290            5,132             5,842
   Registration fees                                                                     26,500            5,998            13,855
   Professional fees                                                                     28,212            1,918             1,468
   Trustees' fees                                                                         3,900            1,148             2,706
   Other                                                                                  4,042            1,144             1,648
                                                                                    -----------       ----------       -----------
                                                                                      1,829,967          233,860           151,968
   Less expenses absorbed or waived by investment manager                                    --          (62,206)          (49,720)
   Less waived distribution expenses - Class A                                               --           (2,036)             (890)
   Less expenses paid indirectly                                                         (2,344)            (191)             (147)
                                                                                    -----------       ----------       -----------
   Total expenses                                                                     1,827,623          169,427           101,211
                                                                                    -----------       ----------       -----------
Net Investment Income                                                                 3,018,169          198,971           123,853
                                                                                    -----------       ----------       -----------

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies:
   Net realized gain (loss) on:
     Investments                                                                     (1,659,892)        (966,715)       (1,231,313)
     Foreign currencies                                                                  12,886            4,626            (7,681)
                                                                                    -----------       ----------       -----------
   Net realized loss                                                                 (1,647,006)        (962,089)       (1,238,994)
   Net change in unrealized appreciation/depreciation of investments
     and foreign currencies                                                          15,971,472        2,676,440         3,075,202
                                                                                    -----------       ----------       -----------

Net Realized and Unrealized Gain on Investments and Foreign Currencies               14,324,466        1,714,351         1,836,208
                                                                                    -----------       ----------       -----------
Net Increase in Net Assets Resulting from Operations                                $17,342,635       $1,913,322       $ 1,960,061
                                                                                    ===========       ==========       ===========

See accompanying notes

Statements                              Delaware International Value Equity Fund
   OF CHANGES IN NET ASSETS

                                                                                                   Six Months             Year
                                                                                                     Ended                Ended
                                                                                                    5/31/03              11/30/02
                                                                                                  (Unaudited)
Increase (Decrease) in Net Assets from Operations:
   Net investment income                                                                         $   3,018,169       $   1,255,476
   Net realized gain (loss) on investments and foreign currencies                                   (1,647,006)          6,896,531
   Net change in unrealized appreciation/depreciation of investments and foreign currencies         15,971,472         (18,706,626)
                                                                                                 -------------       -------------
   Net increase (decrease) in net assets resulting from operations                                  17,342,635         (10,554,619)
                                                                                                 -------------       -------------

Dividends and Distributions to Shareholders from:
   Net investment income:
      Class A                                                                                         (758,320)           (759,231)
      Class B                                                                                          (21,985)            (81,779)
      Class C                                                                                          (13,224)            (23,635)
      Institutional Class                                                                             (639,490)           (986,265)

   Net realized gain on investments:
      Class A                                                                                       (3,241,610)         (1,913,394)
      Class B                                                                                         (855,214)           (767,956)
      Class C                                                                                         (514,420)           (222,108)
      Institutional Class                                                                           (1,974,298)         (1,887,369)
                                                                                                 -------------       -------------
                                                                                                    (8,018,561)         (6,641,737)
                                                                                                 -------------       -------------

Capital Share Transactions:
   Proceeds from shares sold:
      Class A                                                                                       69,917,340          77,438,265
      Class B                                                                                        3,625,386           5,677,658
      Class C                                                                                        6,165,130           9,253,865
      Class R                                                                                               11                  --
      Institutional Class                                                                           27,477,693          54,117,592

   Net asset value of shares issued upon reinvestment of dividends and distributions:
      Class A                                                                                        3,811,220           2,541,844
      Class B                                                                                          826,905             807,788
      Class C                                                                                          508,486             234,915
      Institutional Class                                                                            2,603,551           2,867,739
                                                                                                 -------------       -------------
                                                                                                   114,935,722         152,939,666
                                                                                                 -------------       -------------
   Cost of shares repurchased:
      Class A                                                                                      (32,361,332)        (59,835,242)
      Class B                                                                                       (3,171,147)        (10,541,668)
      Class C                                                                                       (1,352,837)         (3,450,917)
      Institutional Class                                                                          (18,586,069)        (71,468,930)
                                                                                                 -------------       -------------
                                                                                                   (55,471,385)       (145,296,757)
                                                                                                 -------------       -------------
Increase in net assets derived from capital share transactions                                      59,464,337           7,642,909
                                                                                                 -------------       -------------
Net Increase (Decrease) in Net Assets                                                               68,788,411          (9,553,447)

Net Assets:
   Beginning of period                                                                             182,236,444         191,789,891
                                                                                                 -------------       -------------
   End of period                                                                                 $ 251,024,855       $ 182,236,444
                                                                                                 =============       =============

See accompanying notes

Statements                                        Delaware Emerging Markets Fund
   OF CHANGES IN NET ASSETS (CONTINUED)

                                                                                                 Six Months           Year
                                                                                                    Ended             Ended
                                                                                                   5/31/03           11/30/02
                                                                                                 (Unaudited)
Increase (Decrease) in Net Assets from Operations:
   Net investment income                                                                         $   198,971       $   323,738
   Net realized loss on investments and foreign currencies                                          (962,089)       (1,440,656)
   Net change in unrealized appreciation/depreciation of investments and foreign currencies        2,676,440         1,903,318
                                                                                                 -----------       -----------
   Net increase in net assets resulting from operations                                            1,913,322           786,400
                                                                                                 -----------       -----------

Dividends and Distributions to Shareholders from:
   Net investment income:
      Class A                                                                                       (184,924)         (116,356)
      Class B                                                                                        (50,237)          (30,882)
      Class C                                                                                        (29,680)          (12,026)
      Institutional Class                                                                            (72,413)          (48,333)
                                                                                                 -----------       -----------
                                                                                                    (337,254)         (207,597)
                                                                                                 -----------       -----------

Capital Share Transactions:
   Proceeds from shares sold:
      Class A                                                                                      7,368,461         6,175,171
      Class B                                                                                        402,906           820,107
      Class C                                                                                      1,272,634           704,367
      Institutional Class                                                                            532,173           887,906

   Net asset value of shares issued upon reinvestment of dividends and distributions:
      Class A                                                                                        178,991           111,616
      Class B                                                                                         47,844            29,013
      Class C                                                                                         29,434            11,766
      Institutional Class                                                                             72,413            48,333
                                                                                                 -----------       -----------
                                                                                                   9,904,856         8,788,279
                                                                                                 -----------       -----------
   Cost of shares repurchased:
      Class A                                                                                     (5,489,651)       (5,022,034)
      Class B                                                                                       (269,956)         (656,455)
      Class C                                                                                       (930,660)         (402,384)
      Institutional Class                                                                           (196,813)         (480,849)
                                                                                                 -----------       -----------
                                                                                                  (6,887,080)       (6,561,722)
                                                                                                 -----------       -----------
Increase in net assets derived from capital share transactions                                     3,017,776         2,226,557
                                                                                                 -----------       -----------
Net Increase in Net Assets                                                                         4,593,844         2,805,360

Net Assets:
   Beginning of period                                                                            15,396,113        12,590,753
                                                                                                 -----------       -----------
   End of period                                                                                 $19,989,957       $15,396,113
                                                                                                 ===========       ===========

See accompanying notes

Statements                           Delaware International Small Cap Value Fund
   OF CHANGES IN NET ASSETS (CONTINUED)

                                                                                                  Six Months             Year
                                                                                                    Ended                Ended
                                                                                                   5/31/03              11/30/02
                                                                                                 (Unaudited)
Increase (Decrease) in Net Assets from Operations:
   Net investment income                                                                         $   123,853           $   198,848
   Net realized loss on investments and foreign currencies                                        (1,238,994)             (390,896)
   Net change in unrealized appreciation/depreciation of investments and foreign currencies        3,075,202            (2,013,450)
                                                                                                 -----------           -----------
   Net increase (decrease) in net assets resulting from operations                                 1,960,061            (2,205,498)
                                                                                                 -----------           -----------

Dividends and Distributions to Shareholders from:
   Net investment income:
      Class A                                                                                        (95,925)                 (775)
      Class B                                                                                        (31,974)                 (278)
      Class C                                                                                           (979)                  (68)
      Institutional Class                                                                            (68,092)              (69,041)

   Net realized gain on investments:
      Class A                                                                                             --                  (376)
      Class B                                                                                             --                  (150)
      Class C                                                                                             --                   (37)
      Institutional Class                                                                                 --               (32,348)
                                                                                                 -----------           -----------
                                                                                                    (196,970)             (103,073)
                                                                                                 -----------           -----------

Capital Share Transactions:
   Proceeds from shares sold:
      Class A                                                                                      3,764,967             8,006,627
      Class B                                                                                      1,254,472             4,873,058
      Class C                                                                                         70,962               538,423
      Institutional Class                                                                            695,987                   156

   Net asset value of shares issued upon reinvestment of dividends and distributions:
      Class A                                                                                         93,820                 1,151
      Class B                                                                                         31,373                   428
      Class C                                                                                            897                   105
      Institutional Class                                                                             68,092               101,389
                                                                                                 -----------           -----------
                                                                                                   5,980,570            13,521,337
                                                                                                 -----------           -----------
   Cost of shares repurchased:
      Class A                                                                                       (730,317)           (2,205,179)
      Class B                                                                                       (275,688)           (1,237,656)
      Class C                                                                                         (9,346)             (427,865)
      Institutional Class                                                                         (1,009,442)                   --
                                                                                                 -----------           -----------
                                                                                                  (2,024,793)           (3,870,700)
                                                                                                 -----------           -----------
Increase in net assets derived from capital share transactions                                     3,955,777             9,650,637
                                                                                                 -----------           -----------
Net Increase in Net Assets                                                                         5,718,868             7,342,066

Net Assets:
   Beginning of period                                                                            10,976,590             3,634,524
                                                                                                 -----------           -----------
   End of period                                                                                 $16,695,458           $10,976,590
                                                                                                 ===========           ===========

See accompanying notes

Financial
   HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                        Delaware International Value Equity Fund Class A
-----------------------------------------------------------------------------------------------------------------------------------
                                                             Six Months
                                                               Ended                             Year Ended
                                                             5/31/03(3)  11/30/02     11/30/01    11/30/00     11/30/99    11/30/98
                                                            (Unaudited)
Net asset value, beginning of period                          $11.020     $12.360      $15.690     $16.150      $15.330     $14.650

Income (loss) from investment operations:
Net investment income(1)                                        0.161       0.085        0.149       0.162        0.174       0.273
Net realized and unrealized gain (loss) on investments and
   foreign currencies                                           0.589      (0.992)      (1.191)     (0.080)       0.881       0.957
                                                              -------     -------      -------     -------      -------     -------
Total from investment operations                                0.750      (0.907)      (1.042)      0.082        1.055       1.230
                                                              -------     -------      -------     -------      -------     -------

Less dividends and distributions from:
Net investment income                                          (0.091)     (0.123)      (0.194)     (0.220)      (0.235)     (0.395)
Net realized gain on investments                               (0.389)     (0.310)      (2.094)     (0.322)          --      (0.155)
                                                              -------     -------      -------     -------      -------     -------
Total dividends and distributions                              (0.480)     (0.433)      (2.288)     (0.542)      (0.235)     (0.550)
                                                              -------     -------      -------     -------      -------     -------

Net asset value, end of period                                $11.290     $11.020      $12.360     $15.690      $16.150     $15.330
                                                              =======     =======      =======     =======      =======     =======

Total return(2)                                                 7.29%      (7.55%)      (8.33%)      0.38%        6.97%       8.75%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                      $135,112     $88,499      $76,388     $80,652      $99,671    $122,609
Ratio of expenses to average net assets                         1.82%       2.13%        1.99%       1.89%        1.86%       1.70%
Ratio of net investment income to average net assets            3.14%       0.72%        1.12%       1.02%        1.10%       1.80%
Portfolio turnover                                                 3%         23%          15%         10%           3%          5%

(1) The average shares outstanding method has been applied for per share information.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

(3) Ratios and portfolio turnover have been annualized and total return has not been annualized.

See accompanying notes

Financial
   HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                      Delaware International Value Equity Fund Class B
-----------------------------------------------------------------------------------------------------------------------------------
                                                             Six Months
                                                               Ended                             Year Ended
                                                             5/31/03(3)  11/30/02     11/30/01    11/30/00     11/30/99    11/30/98
                                                            (Unaudited)
Net asset value, beginning of period                          $10.930     $12.250      $15.570     $16.090      $15.280     $14.560

Income (loss) from investment operations:
Net investment income(1)                                        0.125       0.003        0.057       0.051        0.063       0.168
Net realized and unrealized gain (loss) on investments and
   foreign currencies                                           0.594      (0.980)      (1.197)     (0.079)       0.877       0.962
                                                              -------     -------      -------     -------      -------     -------
Total from investment operations                                0.719      (0.977)      (1.140)     (0.028)       0.940       1.130
                                                              -------     -------      -------     -------      -------     -------

Less dividends and distributions from:
Net investment income                                          (0.010)     (0.033)      (0.086)     (0.170)      (0.130)     (0.255)
Net realized gain on investments                               (0.389)     (0.310)      (2.094)     (0.322)          --      (0.155)
                                                              -------     -------      -------     -------      -------     -------
Total dividends and distributions                              (0.399)     (0.343)      (2.180)     (0.492)      (0.130)     (0.410)
                                                              -------     -------      -------     -------      -------     -------

Net asset value, end of period                                $11.250     $10.930      $12.250     $15.570      $16.090     $15.280
                                                              =======     =======      =======     =======      =======     =======

Total return(2)                                                 6.97%      (8.16%)      (9.04%)     (0.31%)       6.21%       8.03%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                       $26,092     $24,006      $30,956     $32,178      $36,997     $37,775
Ratio of expenses to average net assets                         2.52%       2.83%        2.69%       2.59%        2.56%       2.40%
Ratio of net investment income to average net assets            2.44%       0.02%        0.42%       0.32%        0.40%       1.10%
Portfolio turnover                                                 3%         23%          15%         10%           3%          5%

(1) The average shares outstanding method has been applied for per share information.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

(3) Ratios and portfolio turnover have been annualized and total return has not been annualized.

See accompanying notes

Financial
   HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                      Delaware International Value Equity Fund Class C
-----------------------------------------------------------------------------------------------------------------------------------
                                                             Six Months
                                                               Ended                             Year Ended
                                                             5/31/03(3)  11/30/02     11/30/01    11/30/00     11/30/99    11/30/98
                                                            (Unaudited)
Net asset value, beginning of period                          $10.910     $12.240      $15.560     $16.070      $15.260     $14.540

Income (loss) from investment operations:
Net investment income(1)                                        0.126       0.005        0.057       0.051        0.063       0.167
Net realized and unrealized gain (loss) on investments and
   foreign currencies                                           0.593      (0.992)      (1.197)     (0.069)       0.877       0.963
                                                              -------     -------      -------     -------      -------     -------
Total from investment operations                                0.719      (0.987)      (1.140)     (0.018)       0.940       1.130
                                                              -------     -------      -------     -------      -------     -------

Less dividends and distributions from:
Net investment income                                          (0.010)     (0.033)      (0.086)     (0.170)      (0.130)     (0.255)
Net realized gain on investments                               (0.389)     (0.310)      (2.094)     (0.322)          --      (0.155)
                                                              -------     -------      -------     -------      -------     -------
Total dividends and distributions                              (0.399)     (0.343)      (2.180)     (0.492)      (0.130)     (0.410)
                                                              -------     -------      -------     -------      -------     -------

Net asset value, end of period                                $11.230     $10.910      $12.240     $15.560      $16.070     $15.260
                                                              =======     =======      =======     =======      =======     =======

Total return(2)                                                 6.98%      (8.25%)      (9.04%)     (0.25%)       6.22%       8.04%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                       $19,794     $13,604       $8,657     $10,202      $14,369     $14,076
Ratio of expenses to average net assets                         2.52%       2.83%        2.69%       2.59%        2.56%       2.40%
Ratio of net investment income to average net assets            2.44%       0.02%        0.42%       0.32%        0.40%       1.10%
Portfolio turnover                                                 3%         23%          15%         10%           3%          5%

(1) The average shares outstanding method has been applied for per share information.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

(3) Ratios and portfolio turnover have been annualized and total return has not been annualized.

As of May 31, 2003, Delaware International Value Equity Fund Class R had one share outstanding, representing the initial share purchase. Shareholder data for this class is not disclosed because management does not believe it to be meaningful.

See accompanying notes

Financial
   HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                 Delaware International Value Equity Fund Institutional Class
-----------------------------------------------------------------------------------------------------------------------------------
                                                             Six Months
                                                               Ended                             Year Ended
                                                             5/31/03(3)  11/30/02     11/30/01    11/30/00     11/30/99    11/30/98
                                                            (Unaudited)
Net asset value, beginning of period                          $11.060     $12.410      $15.760     $16.190      $15.370     $14.720

Income (loss) from investment operations:
Net investment income(1)                                        0.176       0.120        0.189       0.210        0.222       0.318
Net realized and unrealized gain (loss) on investments and
   foreign currencies                                           0.599      (0.998)      (1.205)     (0.078)       0.880       0.962
                                                              -------     -------      -------     -------      -------     -------
Total from investment operations                                0.775      (0.878)      (1.016)      0.132        1.102       1.280
                                                              -------     -------      -------     -------      -------     -------

Less dividends and distributions from:
Net investment income                                          (0.126)     (0.162)      (0.240)     (0.240)      (0.282)     (0.475)
Net realized gain on investments                               (0.389)     (0.310)      (2.094)     (0.322)          --      (0.155)
                                                              -------     -------      -------     -------      -------     -------
Total dividends and distributions                              (0.515)     (0.472)      (2.334)     (0.562)      (0.282)     (0.630)
                                                              -------     -------      -------     -------      -------     -------

Net asset value, end of period                                $11.320     $11.060      $12.410     $15.760      $16.190     $15.370
                                                              =======     =======      =======     =======      =======     =======

Total return(2)                                                 7.53%      (7.29%)      (8.14%)      0.70%        7.26%       9.10%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                       $70,027     $56,127      $75,790    $117,039     $115,009    $164,823
Ratio of expenses to average net assets                         1.52%       1.83%        1.69%       1.59%        1.56%       1.40%
Ratio of net investment income to average net assets            3.44%       1.02%        1.42%       1.32%        1.40%       2.10%
Portfolio turnover                                                 3%         23%          15%         10%           3%          5%

(1) The average shares outstanding method has been applied for per share information.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

(3) Ratios and portfolio turnover have been annualized and total return has not been annualized.

See accompanying notes

Financial
   HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                           Delaware Emerging Markets Fund Class A
-----------------------------------------------------------------------------------------------------------------------------------
                                                             Six Months
                                                               Ended                             Year Ended
                                                             5/31/03(3)  11/30/02     11/30/01    11/30/00     11/30/99    11/30/98
                                                            (Unaudited)
Net asset value, beginning of period                           $7.240      $6.920       $6.600      $8.050       $6.530     $10.200

Income (loss) from investment operations:
Net investment income(1)                                        0.096       0.181        0.170       0.107        0.081       0.129
Net realized and unrealized gain (loss) on investments
   and foreign currencies                                       0.727       0.269        0.176      (1.437)       1.509      (3.174)
                                                               ------      ------       ------      ------       ------      ------
Total from investment operations                                0.823       0.450        0.346      (1.330)       1.590      (3.045)
                                                               ------      ------       ------      ------       ------      ------

Less dividends and distributions from:
Net investment income                                          (0.173)     (0.130)      (0.026)     (0.120)      (0.070)     (0.020)
Net realized gain on investments                                   --          --           --          --           --      (0.605)
                                                               ------      ------       ------      ------       ------      ------
Total dividends and distributions                              (0.173)     (0.130)      (0.026)     (0.120)      (0.070)     (0.625)
                                                               ------      ------       ------      ------       ------      ------

Net asset value, end of period                                 $7.890      $7.240       $6.920      $6.600       $8.050      $6.530
                                                               ======      ======       ======      ======       ======      ======

Total return(2)                                                11.58%       6.62%        5.09%     (16.78%)      24.74%     (31.66%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)                       $11,072      $8,202       $6,605      $6,242       $7,815      $5,584
Ratio of expenses to average net assets                         1.95%       1.95%        1.95%       1.95%        1.95%       1.96%
Ratio of expenses to average net assets prior to expense
   limitation and expenses paid indirectly                      2.78%       2.99%        2.73%       2.85%        2.99%       3.91%
Ratio of net investment income to average net assets            2.68%       2.46%        2.39%       1.28%        1.15%       1.58%
Ratio of net investment income (loss) to average net assets
   prior to expense limitation and expenses paid indirectly     1.85%       1.42%        1.61%       0.38%        0.11%      (0.37%)
Portfolio turnover                                                40%         33%          36%         31%          17%         47%

(1) The average shares outstanding method has been applied for per share information.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager and the distributor, as applicable. Performance would have been lower had the expense limitation and waiver not been in effect.

(3) Ratios and portfolio turnover have been annualized and total return has not been annualized.

See accompanying notes

Financial
   HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                           Delaware Emerging Markets Fund Class B
-----------------------------------------------------------------------------------------------------------------------------------
                                                             Six Months
                                                               Ended                             Year Ended
                                                             5/31/03(3)  11/30/02     11/30/01    11/30/00     11/30/99    11/30/98
                                                            (Unaudited)
Net asset value, beginning of period                           $7.120      $6.800       $6.520      $7.960       $6.440     $10.110

Income (loss) from investment operations:
Net investment income(1)                                        0.069       0.126        0.117       0.045        0.029       0.070
Net realized and unrealized gain (loss) on investments
   and foreign currencies                                       0.719       0.271        0.163      (1.415)       1.501      (3.135)
                                                               ------      ------       ------      ------       ------     -------
Total from investment operations                                0.788       0.397        0.280      (1.370)       1.530      (3.065)
                                                               ------      ------       ------      ------       ------     -------

Less dividends and distributions from:
Net investment income                                          (0.118)     (0.077)          --      (0.070)      (0.010)         --
Net realized gain on investments                                   --          --           --          --           --      (0.605)
                                                               ------      ------       ------      ------       ------     -------
Total dividends and distributions                              (0.118)     (0.077)          --      (0.070)      (0.010)     (0.605)
                                                               ------      ------       ------      ------       ------     -------

Net asset value, end of period                                 $7.790      $7.120       $6.800      $6.520       $7.960     $ 6.440
                                                               ======      ======       ======      ======       ======     =======

Total return(2)                                                11.21%       5.90%        4.29%     (17.44%)      23.81%     (32.11%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)                        $3,532      $3,050       $2,763      $2,715       $3,671      $2,528
Ratio of expenses to average net assets                         2.70%       2.70%        2.70%       2.70%        2.70%       2.70%
Ratio of expenses to average net assets prior to expense
   limitation and expenses paid indirectly                      3.48%       3.69%        3.43%       3.55%        3.69%       4.61%
Ratio of net investment income to average net assets            1.93%       1.71%        1.64%       0.53%        0.40%       0.84%
Ratio of net investment income (loss) to average net assets
   prior to expense limitation and expenses paid indirectly     1.15%       0.72%        0.91%      (0.32%)      (0.59%)     (1.07%)
Portfolio turnover                                                40%         33%          36%         31%          17%         47%

(1) The average shares outstanding method has been applied for per share information.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

(3) Ratios and portfolio turnover have been annualized and total return has not been annualized.

See accompanying notes

Financial
   HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                           Delaware Emerging Markets Fund Class C
-----------------------------------------------------------------------------------------------------------------------------------
                                                             Six Months
                                                               Ended                             Year Ended
                                                             5/31/03(3)  11/30/02     11/30/01    11/30/00     11/30/99    11/30/98
                                                            (Unaudited)
Net asset value, beginning of period                           $7.110      $6.800       $6.510      $7.950       $6.430     $10.110

Income (loss) from investment operations:
Net investment income(1)                                        0.070       0.126        0.117       0.045        0.029       0.068
Net realized and unrealized gain (loss) on investments
   and foreign currencies                                       0.718       0.261        0.173      (1.415)       1.501      (3.143)
                                                               ------      ------       ------      ------       ------     -------
Total from investment operations                                0.788       0.387        0.290      (1.370)       1.530      (3.075)
                                                               ------      ------       ------      ------       ------     -------

Less dividends and distributions from:
Net investment income                                          (0.118)     (0.077)          --      (0.070)      (0.010)         --
Net realized gain on investments                                   --          --           --          --           --      (0.605)
                                                               ------      ------       ------      ------       ------     -------
Total dividends and distributions                              (0.118)     (0.077)          --      (0.070)      (0.010)     (0.605)
                                                               ------      ------       ------      ------       ------     -------

Net asset value, end of period                                 $7.780      $7.110       $6.800      $6.510       $7.950     $ 6.430
                                                               ======      ======       ======      ======       ======     =======

Total return(2)                                                11.23%       5.75%        4.46%     (17.46%)      23.85%     (32.21%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)                        $1,936      $1,391       $1,041      $1,443       $1,565        $884
Ratio of expenses to average net assets                         2.70%       2.70%        2.70%       2.70%        2.70%       2.70%
Ratio of expenses to average net assets prior to expense
   limitation and expenses paid indirectly                      3.48%       3.69%        3.43%       3.55%        3.69%       4.61%
Ratio of net investment income to average net assets            1.93%       1.71%        1.64%       0.53%        0.40%       0.84%
Ratio of net investment income (loss) to average net assets
   prior to expense limitation and expenses paid indirectly     1.15%       0.72%        0.91%      (0.32%)      (0.59%)     (1.07%)
Portfolio turnover                                                40%         33%          36%         31%          17%         47%

(1) The average shares outstanding method has been applied for per share information.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

(3) Ratios and portfolio turnover have been annualized and total return has not been annualized.

See accompanying notes

Financial
   HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                     Delaware Emerging Markets Fund Institutional Class
-----------------------------------------------------------------------------------------------------------------------------------
                                                             Six Months
                                                               Ended                             Year Ended
                                                             5/31/03(3)  11/30/02     11/30/01    11/30/00     11/30/99    11/30/98
                                                            (Unaudited)
Net asset value, beginning of period                           $7.260      $6.940       $6.630      $8.080       $6.550     $10.250

Income (loss) from investment operations:
Net investment income(1)                                        0.105       0.199        0.188       0.128        0.099       0.151
Net realized and unrealized gain (loss) on investments
   and foreign currencies                                       0.736       0.269        0.169      (1.438)       1.521      (3.191)
                                                               ------      ------       ------      ------       ------     -------
Total from investment operations                                0.841       0.468        0.357      (1.310)       1.620      (3.040)
                                                               ------      ------       ------      ------       ------     -------

Less dividends and distributions from:
Net investment income                                          (0.191)     (0.148)      (0.047)     (0.140)      (0.090)     (0.055)
Net realized gain on investments                                   --          --           --          --           --      (0.605)
                                                               ------      ------       ------      ------       ------     -------
Total dividends and distributions                              (0.191)     (0.148)      (0.047)     (0.140)      (0.090)     (0.660)
                                                               ------      ------       ------      ------       ------     -------

Net asset value, end of period                                 $7.910      $7.260       $6.940      $6.630       $8.080      $6.550
                                                               ======      ======       ======      ======       ======      ======

Total return(2)                                                11.82%       6.88%        5.40%     (16.65%)      25.24%     (31.55%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)                        $3,450      $2,753       $2,182      $2,229       $2,791      $1,117
Ratio of expenses to average net assets                         1.70%       1.70%        1.70%       1.70%        1.70%       1.70%
Ratio of expenses to average net assets prior to expense
   limitation and expenses paid indirectly                      2.48%       2.69%        2.43%       2.55%        2.69%       3.61%
Ratio of net investment income to average net assets            2.93%       2.71%        2.64%       1.53%        1.40%       1.84%
Ratio of net investment income (loss) to average net assets
   prior to expense limitation and expenses paid indirectly     2.15%       1.72%        1.91%       0.68%        0.41%      (0.07%)
Portfolio turnover                                                40%         33%          36%         31%          17%         47%

(1) The average shares outstanding method has been applied for per share information.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

(3) Ratios and portfolio turnover have been annualized and total return has not been annualized.

See accompanying notes

Financial
   HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                     Delaware International Small Cap Value Fund Class A
-----------------------------------------------------------------------------------------------------------------------------------
                                                            Six Months                                                   12/19/97(2)
                                                              Ended                       Year Ended                          to
                                                            5/31/03(1)   11/30/02     11/30/01    11/30/00     11/30/99    11/30/98
                                                            (Unaudited)
Net asset value, beginning of period                           $6.250      $7.410       $8.340     $10.730      $ 9.000      $8.500

Income (loss) from investment operations:
Net investment income(3)                                        0.069       0.143        0.146       0.209        0.168       0.191
Net realized and unrealized gain (loss) on investments
   and foreign currencies                                       0.921      (1.098)      (0.367)     (0.727)       1.817       0.309
                                                               ------      ------       ------      ------       ------     -------
Total from investment operations                                0.990      (0.955)      (0.221)     (0.518)       1.985       0.500
                                                               ------      ------       ------      ------       ------     -------

Less dividends and distributions from:
Net investment income                                          (0.120)     (0.138)      (0.188)     (0.140)      (0.180)         --
Net realized gain on investments                                   --      (0.067)      (0.521)     (1.732)      (0.075)         --
                                                               ------      ------       ------      ------       ------     -------
Total dividends and distributions                              (0.120)     (0.205)      (0.709)     (1.872)      (0.255)         --
                                                               ------      ------       ------      ------       ------     -------

Net asset value, end of period                                 $7.120      $6.250       $7.410     $ 8.340      $10.730      $9.000
                                                               ======      ======       ======     =======      =======      ======

Total return(4)                                                16.18%     (13.23%)      (3.09%)     (5.32%)      22.74%       5.88%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                        $8,752      $4,839          $35          --           --          --
Ratio of expenses to average net assets                         1.50%       1.50%        1.29%       1.25%        1.25%       1.25%
Ratio of expenses to average net assets prior to expense
   limitation and expenses paid indirectly                      2.35%       2.57%        3.67%       1.77%        1.82%       2.30%
Ratio of net investment income to average net assets            2.20%       2.03%        1.87%       2.45%        1.71%       2.25%
Ratio of net investment income (loss) to average net assets
   prior to expense limitation and expenses paid indirectly     1.35%       0.96%       (0.51%)      1.93%        1.14%       1.20%
Portfolio turnover                                                64%         24%          20%         22%          96%          4%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

(3) The average shares outstanding method has been applied for per share information.

(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager and the distributor, as applicable. Performance would have been lower had the expense limitation and waiver not been in effect.

See accompanying notes

Financial
   HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                      Delaware International Small Cap Value Fund Class B
----------------------------------------------------------------------------------------------------------------------------
                                                                         Six Months                           9/28/01(2)
                                                                            Ended          Year Ended             to
                                                                         5/31/03(1)         11/30/02           11/30/01
                                                                         (Unaudited)
Net asset value, beginning of period                                       $6.210             $7.410             $6.920

Income (loss) from investment operations:
Net investment income (loss)(3)                                             0.045              0.091             (0.003)
Net realized and unrealized gain (loss) on investments
   and foreign currencies                                                   0.922             (1.100)             0.493
                                                                           ------             ------             ------
Total from investment operations                                            0.967             (1.009)             0.490
                                                                           ------             ------             ------

Less dividends and distributions from:
Net investment income                                                      (0.067)            (0.124)                --
Net realized gain on investments                                               --             (0.067)                --
                                                                           ------             ------             ------
Total dividends and distributions                                          (0.067)            (0.191)                --
                                                                           ------             ------             ------

Net asset value, end of period                                             $7.110             $6.210             $7.410
                                                                           ======             ======             ======

Total return(4)                                                            15.76%            (13.95%)             7.08%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                                    $4,515             $2,929                $17
Ratio of expenses to average net assets                                     2.25%              2.25%              2.25%
Ratio of expenses to average net assets prior to expense limitation
   and expenses paid indirectly                                             3.07%              3.32%             13.55%
Ratio of net investment income (loss) to average net assets                 1.45%              1.28%             (0.03%)
Ratio of net investment income (loss) to average net assets prior
   to expense limitation and expenses paid indirectly                       0.63%              0.21%            (11.33%)
Portfolio turnover                                                            64%                24%                20%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

(3) The average shares outstanding method has been applied for per share information.

(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Financial
   HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                        Delaware International Small Cap Value Fund Class C
----------------------------------------------------------------------------------------------------------------------------
                                                                         Six Months                           9/28/01(2)
                                                                            Ended          Year Ended             to
                                                                         5/31/03(1)         11/30/02           11/30/01
                                                                         (Unaudited)
Net asset value, beginning of period                                       $6.210             $7.410             $6.920

Income (loss) from investment operations:
Net investment income (loss)(3)                                             0.045              0.089             (0.003)
Net realized and unrealized gain (loss) on investments
   and foreign currencies                                                   0.932             (1.098)             0.493
                                                                           ------             ------             ------
Total from investment operations                                            0.977             (1.009)             0.490
                                                                           ------             ------             ------

Less dividends and distributions from:
Net investment income                                                      (0.067)            (0.124)                --
Net realized gain on investments                                               --             (0.067)                --
                                                                           ------             ------             ------
Total dividends and distributions                                          (0.067)            (0.191)                --
                                                                           ------             ------             ------

Net asset value, end of period                                             $7.120             $6.210             $7.410
                                                                           ======             ======             ======

Total return(4)                                                            15.92%            (13.95%)             7.08%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                                      $174                $95                 $4
Ratio of expenses to average net assets                                     2.25%              2.25%              2.25%
Ratio of expenses to average net assets prior to expense limitation
   and expenses paid indirectly                                             3.07%              3.32%             13.55%
Ratio of net investment income (loss) to average net assets                 1.45%              1.28%             (0.03%)
Ratio of net investment income (loss) to average net assets prior
   to expense limitation and expenses paid indirectly                       0.63%              0.21%            (11.33%)
Portfolio turnover                                                            64%                24%                20%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

(3) The average shares outstanding method has been applied for per share information.

(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Financial
   HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                Delaware International Small Cap Value Fund Institutional Class
-----------------------------------------------------------------------------------------------------------------------------------
                                                            Six Months                                                   12/19/97(2)
                                                              Ended                       Year Ended                          to
                                                            5/31/03(1)   11/30/02     11/30/01    11/30/00     11/30/99    11/30/98
                                                            (Unaudited)
Net asset value, beginning of period                           $6.260      $7.410       $8.340     $10.730       $9.000      $8.500

Income (loss) from investment operations:
Net investment income(3)                                        0.076       0.161        0.149       0.209        0.168       0.191
Net realized and unrealized gain (loss) on investments
   and foreign currencies                                       0.931      (1.101)      (0.370)     (0.727)       1.817       0.309
                                                               ------      ------       ------      ------      -------      ------
Total from investment operations                                1.007      (0.940)      (0.221)     (0.518)       1.985       0.500
                                                               ------      ------       ------      ------      -------      ------

Less dividends and distributions from:
Net investment income                                          (0.137)     (0.143)      (0.188)     (0.140)      (0.180)         --
Net realized gain on investments                                   --      (0.067)      (0.521)     (1.732)      (0.075)         --
                                                               ------      ------       ------      ------      -------      ------
Total dividends and distributions                              (0.137)     (0.210)      (0.709)     (1.872)      (0.255)         --
                                                               ------      ------       ------      ------      -------      ------

Net asset value, end of period                                 $7.130      $6.260       $7.410      $8.340      $10.730      $9.000
                                                               ======      ======       ======      ======      =======      ======

Total return(4)                                                16.48%     (13.03%)      (3.09%)     (5.32%)      22.74%       5.88%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                        $3,255      $3,114       $3,579      $3,691       $3,900      $3,175
Ratio of expenses to average net assets                         1.25%       1.25%        1.25%       1.25%        1.25%       1.25%
Ratio of expenses to average net assets prior to expense
   limitation and expenses paid indirectly                      2.07%       2.32%        3.42%       1.52%        1.57%       2.05%
Ratio of net investment income to average net assets            2.45%       2.28%        1.91%       2.45%        1.71%       2.25%
Ratio of net investment income (loss) to average net assets
   prior to expense limitation and expenses paid indirectly     1.63%       1.21%       (0.26%)      2.18%        1.39%       1.45%
Portfolio turnover                                                64%         24%          20%         22%          96%          4%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

(3) The average shares outstanding method has been applied for per share information.

(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Notes                                               Delaware International Funds
   TO FINANCIAL STATEMENTS                          May 31, 2003 (Unaudited)




Delaware Group Global & International Funds (the "Trust") is organized as a Delaware business trust and offers three series: Delaware International Value Equity Fund, Delaware Emerging Markets Fund and Delaware International Small Cap Value Fund (each, a "Fund" or collectively, the "Funds"). The Trust is an open-end investment company. The Funds are considered diversified under the Investment Company Act of 1940, as amended, and offer Class A, Class B, Class C, Class R and Institutional Class shares. Class A shares are sold with a front-end sales charge of up to 5.75%. Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to a limited group of investors. As of May 31, 2003, Delaware Emerging Markets Fund Class R and Delaware International Small Cap Value Fund Class R have not commenced operations.

The investment objective of Delaware International Value Equity Fund is to seek long-term growth without undue risk to principal.

The investment objective of Delaware Emerging Markets Fund is to seek long-term capital appreciation.

The investment objective of Delaware International Small Cap Value Fund is to seek long-term capital appreciation.

1. Significant Accounting Policies
The following accounting policies are in accordance with accounting principles generally accepted in the United States and are consistently followed by the Funds.

Security Valuation -- All equity securities are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are normally valued at the last quoted sales price before each Fund is valued. If on a particular day a security does not trade, then the mean between the bid and asked prices will normally be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes -- Each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provisions for federal income taxes have been made in the financial statements.

Class Accounting -- Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements -- Each Fund may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by each Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Foreign Currency Transactions -- Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Funds do not isolate that portion of realized gains and losses on investments which are due to changes in exchange rates from the that which are due to changes in market price in the Statement of Operations. The Funds report certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other -- Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Funds are aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been provided for in accordance with the Funds' understanding of the applicable country's tax rules and rates. Each Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

Notes                                               Delaware International Funds
   TO FINANCIAL STATEMENTS (CONTINUED)


1. Significant Accounting Policies (continued)
Certain expenses of the Funds are paid through commission arrangements with brokers. These transactions are done subject to best execution. In addition, each Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The expenses paid under the above arrangements are included in their respective expense captions on the Statement of Operations with the corresponding expense offset shown as "expenses paid indirectly". The amount of these expenses for the six months ended May 31, 2003 were as follows:

                              Delaware International    Delaware Emerging     Delaware International
                                Value Equity Fund         Markets Fund         Small Cap Value Fund
                              ----------------------    -----------------     ----------------------
Commission reimbursements             $2,343                 $191                      $146
Earnings credits                           1                   --                         1

2. Investment Management, Administration Agreements and Other
   Transactions with Affiliates
In accordance with the terms of the investment management agreement, each Fund pays Delaware International Advisers Ltd. (DIAL), the investment manager, an annual fee based on its average daily net assets. Following are the management fees as a percentage of average daily net assets:

                              Delaware International    Delaware Emerging     Delaware International
                                Value Equity Fund         Markets Fund         Small Cap Value Fund
                              ----------------------    -----------------     ----------------------
On the first $500 million            0.85%                   1.25%                    1.25%
On the next $500 million             0.80%                   1.20%                    1.20%
On the next $1.5 billion             0.75%                   1.15%                    1.15%
In excess of $2.5 billion            0.70%                   1.10%                    1.10%

DIAL has contracted to waive that portion, if any, of its management fee and reimburse each Fund to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, and extraordinary expenses, do not exceed specified percentages of average daily net assets through January 31, 2004 as shown below.

   Delaware Emerging                       Delaware International
     Markets Fund                           Small Cap Value Fund
   -----------------                       ----------------------
       1.70%                                        1.25%

The Funds have engaged Delaware Service Company, Inc. (DSC), an affiliate of DIAL, to provide dividend disbursing, transfer agent, accounting and administration services. Each Fund pays DSC a monthly fee based on the number of shareholder accounts, shareholder transactions and average net assets, subject to certain minimums.

On May 31, 2003, the Fund had receivables from or liabilities payable to affiliates as follows:

                                                 Delaware International     Delaware Emerging      Delaware International
                                                   Value Equity Fund          Markets Fund          Small Cap Value Fund
                                                 ----------------------     -----------------      ----------------------
Investment management fees payable to DIAL             $(167,729)               $     --                 $ (11,677)
Dividend disbursing, transfer agent, accounting
   fees and other expenses payable to DSC                (97,491)                (13,295)                   (3,662)
Other expenses payable to DIAL and affiliates             (5,343)                 (6,827)                     (625)
Receivables from DIAL under the
   expense limitation agreement                               --                  13,915                        --

Pursuant to a distribution agreement and distribution plan, each Fund pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DIAL, an annual fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and C shares and 0.60% of the average daily net assets of the Class R shares. DDLP has elected to waive its fees through January 31, 2004 in order to prevent distribution fees of Class A shares of the Delaware Emerging Markets Fund and the Delaware International Small Cap Value Fund from exceeding 0.25% of the average daily net assets. No distribution fees are paid by the Institutional Class.

For the six months ended May 31, 2003, DDLP earned commissions on sales of the Class A shares for each Fund as follows:

Delaware International     Delaware Emerging      Delaware International
  Value Equity Fund          Markets Fund          Small Cap Value Fund
----------------------     -----------------      ----------------------
       $16,581                   $723                    $2,467

Certain officers of DIAL, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Funds.

Notes                                               Delaware International Funds
   TO FINANCIAL STATEMENTS (CONTINUED)


3. Investments
For the six months ended May 31, 2003, the Funds made purchases and sales of investment securities other than short-term investments as follows:

                                                 Delaware International     Delaware Emerging      Delaware International
                                                   Value Equity Fund          Markets Fund          Small Cap Value Fund
                                                 ----------------------     -----------------      ----------------------
Purchases                                              $54,047,854              $3,915,977              $4,392,500
Sales                                                    3,223,586               3,040,527               3,724,052

At May 31, 2003, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At May 31, 2003, the cost of investments and unrealized appreciation (depreciation) were as follows:

                                                 Delaware International     Delaware Emerging      Delaware International
                                                   Value Equity Fund          Markets Fund          Small Cap Value Fund
                                                 ----------------------     -----------------      ----------------------
Cost of investments                                  $250,774,909             $16,198,375              $14,182,168
                                                     ============             ===========              ===========
Aggregate unrealized appreciation                    $ 30,051,935             $ 3,015,431              $ 1,338,197
Aggregate unrealized depreciation                     (34,377,726)             (1,277,460)                (885,990)
                                                     ------------             -----------              -----------
Net unrealized appreciation (depreciation)           $ (4,325,791)            $ 1,737,971              $   452,207
                                                     ============             ===========              ===========

4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. The tax character of dividends and distributions paid during the six months ended May 31, 2003 and the year ended November 30, 2002 were as follows:

                                                        Ordinary        Long-Term
                                                         Income       Capital Gain      Total
                                                        --------      ------------      -----
Six months ended May 31, 2003*:
Delaware International Value Equity Fund               $1,449,948      $6,568,613     $8,018,561
Delaware Emerging Markets Fund                            337,254              --        337,254
Delaware International Small Cap Value Fund               196,970              --        196,970

                                                        Ordinary        Long-Term
                                                         Income       Capital Gain      Total
                                                        --------      ------------      -----
Year ended November 30, 2002:
Delaware International Value Equity Fund               $1,897,381      $4,744,356     $6,641,737
Delaware Emerging Markets Fund                            207,597              --        207,597
Delaware International Small Cap Value Fund               103,073              --        103,073

*Tax information for the six months ended May 31, 2003 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of May 31, 2003, the estimated components of net assets on a tax basis were as follows:

                                                 Delaware International     Delaware Emerging      Delaware International
                                                   Value Equity Fund          Markets Fund          Small Cap Value Fund
                                                 ----------------------     -----------------      ----------------------
Shares of beneficial interest                          $253,999,651             $26,067,512              $17,745,145
Undistributed ordinary income                             3,018,835                 203,168                  115,890
Net realized capital loss on investments                 (1,677,102)               (966,715)              (1,231,313)
Capital loss carryfowards                                        --              (7,053,921)                (390,516)
Unrealized appreciation (depreciation)
  of investments and foreign currencies                  (4,316,529)              1,739,913                  456,252
                                                       ------------             -----------              -----------
Net assets                                             $251,024,855             $19,989,957              $16,695,458
                                                       ============             ===========              ===========

Notes                                               Delaware International Funds
   TO FINANCIAL STATEMENTS (CONTINUED)


4. Dividend and Distribution Information (continued)
For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows:

                           Delaware Emerging           Delaware International
Year of expiration           Markets Fund               Small Cap Value Fund
------------------        ------------------           -----------------------
2006                           $1,188,491                      $     --
2007                              829,325                            --
2008                              595,273                            --
2009                            2,973,904                            --
2010                            1,466,928                       390,516
                               ----------                      --------
Total                          $7,053,921                      $390,516
                               ==========                      ========

5. Capital Shares
Transactions in capital shares were as follows:

                                            Delaware International           Delaware Emerging        Delaware International
                                              Value Equity Fund                Markets Fund            Small Cap Value Fund
                                            ----------------------           -----------------        ----------------------
                                             Six Months     Year           Six Months    Year           Six Months    Year
                                               Ended        Ended             Ended      Ended            Ended       Ended
                                              5/31/03      11/30/02          5/31/03    11/30/02         5/31/03     11/30/02
Shares sold:
   Class A                                  6,733,203     6,753,005        1,006,368     849,261          556,767   1,077,492
   Class B                                    354,734       493,175           56,185     108,792          203,132     653,915
   Class C                                    599,774       809,309          177,386      97,001           10,661      79,958
   Class R                                          1            --               --          --               --          --
   Institutional Class                      2,665,779     4,662,545           74,300     119,530          118,691          --

Shares issued upon reinvestment of
   dividends and distributions:
   Class A                                    375,120       216,881           24,723      16,390           15,533         161
   Class B                                     81,468        69,042            6,673       4,298            5,186          60
   Class C                                     50,147        20,095            4,111       1,746              148          15
   Institutional Class                        256,003       244,479            9,988       7,087           11,274      14,220
                                           ----------    ----------        ---------   ---------         --------   ---------
                                           11,116,229    13,268,531        1,359,734   1,204,105          921,392   1,825,821
                                           ----------    ----------        ---------   ---------         --------   ---------
Shares repurchased:
   Class A                                 (3,177,954)   (5,119,331)        (761,276)   (687,033)        (118,158)   (307,499)
   Class B                                   (313,105)     (891,522)         (37,957)    (90,664)         (45,424)   (184,367)
   Class C                                   (134,376)     (290,168)        (128,249)    (56,346)          (1,544)    (65,282)
   Institutional Class                     (1,808,970)   (5,939,218)         (27,254)    (61,785)        (170,661)         --
                                           ----------    ----------        ---------   ---------         --------   ---------
                                           (5,434,405)  (12,240,239)        (954,736)   (895,828)        (335,787)   (557,148)
                                           ----------    ----------        ---------   ---------         --------   ---------
Net increase                                5,681,824     1,028,292          404,998     308,277          585,605   1,268,673
                                           ==========    ==========        =========   =========         ========   =========

Notes                                               Delaware International Funds
   TO FINANCIAL STATEMENTS (CONTINUED)


5. Capital Shares (continued)
For the six months ended May 31, 2003, the following shares and value were converted from Class B to Class A:

Six Months ended May 31, 2003:                  Class B Shares     Class A Shares        Value
                                                --------------     --------------        -----
Delaware International Value Equity Fund            38,128            38,045           $381,404
Delaware Emerging Markets Fund                       1,202             1,185              8,356
Delaware International Small Cap Value Fund            310               155                915

For the year ended November 30, 2002, the following shares and value were converted from Class B to Class A:

Year ended November 30, 2002:                  Class B Shares     Class A Shares        Value
                                               --------------     --------------        -----
Delaware International Value Equity Fund             2,947             2,930           $33,255
Delaware Emerging Markets Fund                         104               103               708

The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the Statement of Changes in Net Assets.

6. Lines of Credit
Each Fund, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participates in a $202,300,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Funds had no amounts outstanding as of May 31, 2003, or at any time during the period.

7. Foreign Exchange Contracts
The Funds may enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Funds may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Funds may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies.

Forward foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

The following forward foreign currency exchange contracts were outstanding at May 31, 2003:

Delaware Emerging Markets Fund:

                                       Value of
Contracts to                           Contract     Settlement     Unrealized
   Receive        In Exchange For     at 5/31/03       Date       Appreciation
------------      ---------------     ----------    ----------    ------------
166,589               $44,650          $44,855        6/02/03         $205
Polish Zloty

The Delaware International Value Equity Fund and Delaware International Small Cap Value Fund had no forward foreign currency exchange contracts outstanding as of May 31, 2003.

Notes                                               Delaware International Funds
   TO FINANCIAL STATEMENTS (CONTINUED)


8. Securities Lending
The Delaware International Value Equity Fund, along with other funds in the Delaware Investments Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with J.P. Morgan Chase. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. Treasury obligations and/or cash collateral not less than 102% of the market value of the securities issued in the United States and 105% of the market value of securities issued outside the United States. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor's Ratings Group or Moody's Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The market value of securities on loan at May 31, 2003 was $41,717,405.

The securities on loan were collateralized by the following:

Description                                              Market Value
------------                                             ------------
Morgan Stanley Dean Witter Discover 1.41% 6/30/04           $ 493,902
Canadian Imperial Bank NY 1.41% 10/9/03                       246,893
Racers Series 2002-35-C 1.61% 4/15/04                       1,229,777
Goldman Sachs Group LP 1.52% 7/14/03                        1,728,658
Wilmington Trust Company 1.26% 7/21/03                      1,238,563
Fannie Mae 1.31% 1/29/04                                   12,347,098
Barclays London 1.27% 6/17/03                               1,978,249
Merrill Lynch Mortgage Capital 1.48% 6/6/03                 1,234,756
UBS Warburg LLC 1.38% 6/2/03                               23,080,214
                                                          -----------
                                                          $43,578,110
                                                          ===========
9. Market and Credit Risk
Some countries in which the Funds may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by a Fund may be inhibited. In addition, a significant proportion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by a Fund.

With the exception of the Delaware International Value Equity Fund, each Fund may invest up to 15% of its total assets in illiquid securities which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The Delaware International Value Equity Fund may invest up to 10% in such securities. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so.

Notes                                               Delaware International Funds
   TO FINANCIAL STATEMENTS (CONTINUED)


10. Industry Allocation
As of May 31, 2003, each Fund's investment securities classified by type of business were as follows:

                                                Delaware International     Delaware Emerging    Delaware International
Industry (as a percentage of net assets)          Value Equity Fund          Markets Fund        Small Cap Value Fund
----------------------------------------        ----------------------     ------------------   ----------------------
Airlines                                                 0.92%                        --                    --
Auto Components                                          0.71%                        --                    --
Automobiles                                              2.26%                        --                    --
Banks                                                   18.55%                        --                    --
Basic Materials                                             --                        --                 5.89%
Beverages                                                2.58%                        --                    --
Building Products                                        1.84%                        --                    --
Capital Equipment                                           --                     7.22%                    --
Chemicals                                                3.28%                        --                    --
Commercial Services & Supplies                           1.39%                        --                    --
Construction Materials                                   0.37%                        --                    --
Consumer Cyclicals                                          --                        --                10.98%
Consumer Goods                                              --                     8.90%                    --
Consumer Non--Cyclicals                                     --                        --                12.65%
Consumer Staples                                            --                     1.13%                    --
Containers & Packaging                                   2.22%                        --                    --
Diversified Financials                                   3.99%                        --                    --
Diversified Telecommunication Services                   6.45%                        --                    --
Electric Utilities                                       4.99%                        --                    --
Electronics & Electrical Equipment                       3.67%                        --                    --
Energy                                                      --                    10.92%                    --
Finance                                                     --                    11.72%                 2.74%
Food, Beverage & Tobacco                                 5.53%                        --                    --
Healthcare & Pharmaceuticals                                --                     3.83%                 5.06%
Hotels, Restaurants & Leisure                            2.11%                        --                    --
Household Durables                                       1.67%                        --                    --
Industrial Goods & Services                                 --                     2.74%                24.39%
Insurance                                                2.32%                        --                    --
Internet & Catalog Retail                                2.63%                        --                    --
Materials                                                   --                    24.99%                    --
Media                                                    1.65%                        --                    --
Metals & Mining                                          3.87%                        --                    --
Multi--Utilities & Unregulated Power                     2.49%                        --                    --
Office Electronics                                       3.81%                        --                    --
Oil & Gas                                                8.02%                        --                    --
Paper & Forest Products                                  1.23%                        --                    --
Pharmaceuticals                                          5.73%                        --                    --
Road & Rail                                              1.12%                        --                    --
Services                                                    --                    13.01%                    --
Technology                                                  --                        --                 2.29%
Telecommunications                                          --                        --                 2.49%
Transportation & Shipping                                   --                        --                10.45%
Utilities                                                   --                        --                 1.93%
                                                        ------                    ------                ------
Total                                                   95.40%                    84.46%                78.87%
                                                        ======                    ======                ======

Delaware
Investments(SM)
--------------------------------------
A member of Lincoln Financial Group(R)


This semiannual report is for the information of Delaware International Value Equity Fund, Delaware Emerging Markets Fund, and Delaware International Small Cap Value Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware International Value Equity Fund, Delaware Emerging Markets Fund, and Delaware International Small Cap Value Fund and the Delaware Investments Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the Funds. You should read the prospectus carefully before you invest. The figures in this report represent past results which are not a guarantee of future results. The return and principal value of an investment in the Funds will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Board of Trustees                                Affiliated Officers                         Contact Information

Jude T. Driscoll                                 Michael P. Bishof                           Investment Manager
Chairman                                         Senior Vice President and Treasurer         Delaware Management Company
Delaware Investments Family of Funds             Delaware Investments Family of Funds        Philadelphia, PA
Philadelphia, PA                                 Philadelphia, PA
                                                                                             International Affiliate
Walter P. Babich                                 Richelle S. Maestro                         Delaware International Advisers Ltd.
Board Chairman                                   Senior Vice President,                      London, England
Citadel Construction Corporation                 General Counsel and Secretary
King of Prussia, PA                              Delaware Investments Family of Funds        National Distributor
                                                 Philadelphia, PA                            Delaware Distributors, L.P.
David K. Downes                                                                              Philadelphia, PA
President and Chief Executive Officer
Delaware Investments Family of Funds                                                         Shareholder Servicing, Dividend
Philadelphia, PA                                                                             Disbursing and Transfer Agent
                                                                                             Delaware Service Company, Inc.
John H. Durham                                                                               2005 Market Street
Private Investor                                                                             Philadelphia, PA 19103-7094
Gwynedd Valley, PA
                                                                                             For Shareholders
John A. Fry                                                                                  800 523-1918
President
Franklin & Marshall College                                                                  For Securities Dealers and Financial
Lancaster, PA                                                                                Institutions Representatives Only
                                                                                             800 362-7500
Anthony D. Knerr
Managing Director                                                                            Web site
Anthony Knerr & Associates                                                                   www.delawareinvestments.com
New York, NY

Ann R. Leven
Former Treasurer/Chief Fiscal Officer
National Gallery of Art
Washington, DC

Thomas F. Madison
President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

Janet L. Yeomans
Vice President/Mergers & Acquisitions
3M Corporation
St. Paul, MN


(7920)                                                        Printed in the USA
SA-034 [5/03] IVES 7/03                                                    J9286

Item 2.  Code of Ethics

         Not applicable.

Item 3.  Audit Committee Financial Expert

         Not applicable.

Item 4.  Principal Accountant Fees and Services

         Not applicable.

Item 5.  Audit Committee of Listed Registrants

         Not applicable.

Item 6.  [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

         Not applicable.

Item 8.  [Reserved]

Item 9.  Controls and Procedures

         The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in ensuring that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

         There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Exhibits

(a)  Code of Ethics

     Not applicable.

(b) (1) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

     (2) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.906CERT.


                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant:
Delaware Group Global and International Funds

Jude T. Driscoll
-----------------------------
By:      Jude T. Driscoll
Title:   Chairman
Date:    August 20, 2003

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Jude T. Driscoll
-----------------------------
By:      Jude T. Driscoll
Title:   Chairman
Date:    August 20, 2003

Michael P. Bishof
-----------------------------
By:      Michael P. Bishof
Title:   Treasurer
Date:    August 20, 2003